Cash and cash equivalents (Details 1) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Short-term bank deposits	R$ 405,227	R$ 66,767
Short-term investments	2,357,823
Total	R$ 2,763,050	R$ 66,767	R$ 79,969	R$ 6,888